Condensed Unconsolidated Financial Information - Summary of Information About Other Liabilities (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Liabilities [Line Items]
Termination payment plans	$ 15,740,729	$ 28,273,858
Total	15,740,729	28,273,858
Loma Negra C.I.A.S.A. [member]
Disclosure Of Other Liabilities [Line Items]
Termination payment plans	14,865,351	27,252,775
Total	$ 14,865,351	$ 27,252,775